File No. 2-77207

811-03456

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 63  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 63  [X]

(Check appropriate box or boxes.)

General Government Securities Money Market Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 __ on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant General Government Securities Money Market Funds, Inc. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of April, 2019.

General Government Securities Money Market Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	4/11/19

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	4/11/19

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	4/11/19

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	4/11/19

Francine J. Bovich

/s/ Peggy C. Davis*	Board Member	4/11/19

Peggy C. Davis

/s/ Diane Dunst*	Board Member	4/11/19

Diane Dunst

/s/ Nathan Leventhal*	Board Member	4/11/19

Nathan Leventhal

/s/ Robin A. Melvin*	Board Member	4/11/19

Robin A. Melvin

*BY:	/s/ Natalya Zelensky
Natalya Zelensky
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.